Segments Results (Schedule of Revenues and Long Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 140,345	$ 131,226	$ 121,795
Long lived assets	93,782	62,483
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,567	36,142	35,520
Long lived assets	6,857	7,039
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	62,815	55,811	49,962
Long lived assets	23,113	14,656
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,149	15,537	13,655
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,775	7,956	9,165
Long lived assets	63,812	40,788
Middle East (other than Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,200	10,796	8,964
Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,839	$ 4,984	$ 4,529